Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 14,995,151	$ 6,949,341	$ 12,867,137
Restricted cash	3,608	3,580	109
Accounts receivable	24,934,855	32,873,903	15,617,336
Advance payments to suppliers	13,272,480	16,408,120	0
Prepaid VAT Taxes	3,550,615	2,723,149	440,477
Inventories	28,819,501	23,914,873	6,510,886
Deferred inventory costs	2,015,906	471,350	0
Prepaid expenses and other assets	602,429	273,569	22,818
Deposit on loan guarantee agreement	316,221
Total Current Assets	88,510,766	83,617,885	35,458,763
PROPERTY AND EQUIPMENT - net	13,474,602	13,133,255	8,786,661
OTHER ASSETS:
Loans receivable	0	0	6,049,790
Investment in related party company	158,110	157,117	0
Land use rights, net	13,525,975	13,513,463	2,674,006
Total Other Assets	13,684,085	13,670,580	8,723,796
Total Assets	115,669,453	110,421,720	52,969,220
CURRENT LIABILITIES:
Loan payable- current portion	22,767,879	17,282,826	0
Accounts payable	2,160,264	544,174	4,014,894
Facility and land use right payable	2,372,578	2,277,415	2,014,166
Advances from customers	20,590,028	29,065,745	7,957,658
Other payable	167,985	103,423	94,620
Due to related parties	5,114,963	4,726,326	4,222,574
Tax payable	725,820	737,496	0
Dividend payable	42,144	4,534	0
Total Current Liabilities	53,941,661	54,741,939	18,303,912
LOAN PAYABLE, net of current portion	0	0	1,512,447
Total Liabilities	53,941,661	54,741,939	19,816,359
SHAREHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 100,000,000 shares authorized, 752,200 issued and outstanding at March 31, 2012 and December 31, 2011)	752	752	0
Common Stock ($0.001 par value, 100,000,000 shares authorized, 14,208,800, 14,050,000 and 12,800,000 shares issued and outstanding at March 31, 2012, December 31, 2011 and December 31, 2010 respectively)	14,209	14,050	12,800
Additional paid-in capital	14,919,157	9,854,811	5,608,339
Accumulated other comprehensive income - foreign currency translation adjustment	3,263,720	2,918,649	1,282,352
Retained earnings	43,095,865	42,548,562	25,906,413
Total Shareholders' Equity	61,727,792	55,679,781	33,152,861
Statutory reserves	434,089	342,957	342,957
Total Liabilities and Shareholders' Equity	$ 115,669,453	$ 110,421,720	$ 52,969,220